Unaudited Interim Condensed Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Profit before income tax	$ 108,313,188	$ 47,094,890
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	118,851,009	104,421,874
Amortization of intangible and other assets	16,154,000	14,989,599
Equity interest in net result of associated companies	(105,601)	4,372,384
Loss on sale of property, plant and equipment	182,198	201,032
Net period cost of labor obligations	16,387,161	12,442,839
Foreign currency exchange (income) loss, net	(17,254,777)	57,331,324
Interest income	(6,902,323)	(6,591,181)
Interest expense	46,627,907	41,001,231
Employee profit sharing	2,964,719	2,800,229
Gain in valuation of derivative financial instruments, capitalized interest expense and other, net	(3,712,592)	(7,052,637)
Gain on net monetary positions	(3,682,929)	(24,344,026)
Impairment to notes receivable from joint venture	0	3,730,438
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other	(26,777,407)	(13,058,694)
Prepaid expenses	(3,723,067)	(3,736,254)
Related parties	(306,587)	(3,829,584)
Inventories	(1,609,196)	(4,788,559)
Other assets	(6,989,094)	370,868
Accounts payable and accrued liabilities	2,834,478	(10,911,797)
Deferred revenues	2,304,094	1,619,453
Employee benefits paid	(12,292,453)	(25,165,730)
Employee profit sharing paid	(3,130,068)	(3,521,541)
Interest received	2,522,701	3,392,881
Income taxes paid	(43,989,999)	(32,697,000)
Net cash flows provided by operating activities	186,665,362	158,072,039
Investing activities
Purchase of property, plant and equipment	(76,842,792)	(81,174,973)
Acquisition of intangibles	(8,027,328)	(5,561,888)
Dividends received	2,288,735	1,986,090
Proceeds from sale of property, plant and equipment	293,589	237,153
Acquisition of business, net of cash acquired	(225,012)	(75,265)
Contractual earn-out from business combination	0	893,754
Financial instruments, net		(1,410,179)
Financial Instruments, net	6,814,778
Investments in associate companies	0	(10,352)
Acquisition of short-term investments	(3,406,107)	(9,076,043)
Sale of short-term investments	1,566,751	6,182,452
Acquisition of notes from joint venture	0	(4,802,902)
Net cash flows used in investing activities	(77,537,386)	(92,812,153)
Financing activities
Loans obtained	181,488,202	205,517,385
Repayment of loans	(181,540,167)	(181,665,168)
Payment of liability related to right-of-use of assets	(38,710,042)	(33,422,133)
Interest paid	(27,487,874)	(25,150,143)
Repurchase of shares	(10,814,577)	(16,391,230)
Dividends paid	(17,764,986)	(16,544,691)
Acquisition of non-controlling interests	(262,175)	(1,914,160)
Net cash flows used in financing activities	(95,091,619)	(69,570,140)
Net increase (decrease) in cash and cash equivalents	14,036,357	(4,310,254)
Adjustment to cash flows due to exchange rate fluctuations, net	(932,718)	2,550,355
Cash and cash equivalents at beginning of the period	36,652,098	26,597,773
Cash and cash equivalents at end of the period	$ 49,755,737	$ 24,837,874